Financial Instruments and Risks - Derivative Fair Value Net by Maturity Date (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments and Risks
Derivative fair value asset (liability), net	R$ (1,142,766)	R$ 6,014
Current period
Financial Instruments and Risks
Derivative fair value asset (liability), net		53,270
Less than one year
Financial Instruments and Risks
Derivative fair value asset (liability), net	(244,069)
Later than one year and not later than two years
Financial Instruments and Risks
Derivative fair value asset (liability), net	(180,333)	(16,064)
Later than two years and not later than three years
Financial Instruments and Risks
Derivative fair value asset (liability), net	87,851	R$ (31,192)
Later than three years and not later than four years
Financial Instruments and Risks
Derivative fair value asset (liability), net	83,692
Later than four years and not later than five years
Financial Instruments and Risks
Derivative fair value asset (liability), net	80,052
Later than five years and not later than six years
Financial Instruments and Risks
Derivative fair value asset (liability), net	82,963
Later than six years and not later than seven years
Financial Instruments and Risks
Derivative fair value asset (liability), net	(486,958)
Later than seven years and not later than eight years
Financial Instruments and Risks
Derivative fair value asset (liability), net	R$ (565,964)